Document And Entity Information	9 Months Ended
	Feb. 29, 2012	Apr. 13, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Artisanal Brands, Inc.
Document Type	S-1
Current Fiscal Year End Date	--05-31
Entity Common Stock, Shares Outstanding		27,752,982
Amendment Flag	false
Entity Central Index Key	0000945634
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Feb. 29, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3